August 14, 2006



Susan C. Block, Esquire
Office of Structured Finance, Transportation and Leisure
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E., Mail Stop 3561
Washington, D.C. 20549

Re:   Structured Obligations Corporation
      Registration Statement on Form S-3
      Filed May 24, 2006
      File No. 333-134429


Dear Ms. Block:

         This letter responds to comments of the Securities and Exchange Commission staff (the "Staff") contained in your letter, dated June 21, 2006 (the "Comment Letter"), regarding the above referenced Registration Statement (the "Registration Statement"). In the text that follows, each comment expressed by the Staff in the Comment Letter is repeated in its entirety and numbered to correspond with its number in the Comment Letter. Each comment is followed by a response made on behalf of Structured Obligations Corporation (the "Registrant").

         We have also enclosed three copies of this letter and of Amendment No. 1 to the Registration Statement ("Amendment No. 1"), filed by the Registrant today. Please note that Amendment No. 1 contains a prospectus (the "base prospectus") and a form of prospectus supplement (the "prospectus supplement"). Each copy of Amendment No. 1 is blacklined to reflect all of the revisions that were made to the initial Registration Statement filed with the Securities and Exchange Commission on May 24, 2006. In the text that follows, page references in the headings refer to page numbers of the initial Registration Statement; page numbers in the text of our responses refer to page numbers in the enclosed blacklined copy of Amendment No. 1 and related exhibits.

         Each capitalized term that is used in this letter without definition has the meaning specified in the base prospectus or the form of prospectus supplement included in Amendment No. 1.


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Securities and Exchange Commission
August 14, 2006
Page 2 of 14

Registration Statement on Form S-3

General

1. Please note that a takedown off of a shelf that involves assets, structural features, credit enhancement or other features that were not described in the base prospectus will usually require either a new registration statement, if to include additional assets, or a post-effective amendment. Also, please note that Securities Act Rule 409 requires that the registration statement be complete at the time of effectiveness except for information that is not known or reasonably available. Please confirm for us that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown and revise to eliminate the language noted above.

         Response: The Registrant confirms that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.

2. In that regard, please delete the phrase "unless otherwise specified in the prospectus supplement" and other similar phrases.

         Response: The Registrant notes the comment above and has made the necessary change.

3. Please confirm that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor has been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class. Please refer to General Instruction I.A.4. of Form S-3. Also, please provide us with the CIK codes for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering.

         Response: The Registrant confirms that the depositor and any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor have been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class, but for three filings and a request for no objection to the use of a Form S-3 has been submitted to the Commission with respect to that filing. The following is a list of the CIK codes for all currently existing affiliates of the depositor who have offered a class of asset-backed securities involving the same asset class as this offering and who were subject to Exchange Act reporting during the last twelve months:
0001279940,   0001223444,   0001227090,   0001255604,   0001264157,  0001269371,
0001293234.

4. Please confirm that all material terms to be included in the finalized agreements will also be disclosed in the final Rule 424(b) prospectus, or that finalized agreements will be filed simultaneously with or prior to the final prospectus. Refer to Item 1100(f) of Regulation AB.


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Securities and Exchange Commission
August 14, 2006
Page 3 of 14

         Response: The Registrant confirms that all material terms to be included in the finalized agreements will be disclosed in the Rule 424(b) prospectus or that finalized agreements will be filed simultaneously with or prior to the final prospectus.

5. When referring to transaction parties, please use the terminology set out in Regulation AB. Please revise to refer to the issuing entity, as opposed to the trust.

         Response: The Registrant notes the comment above and has made the necessary change.

6. Please also confirm that you will file unqualified legal and tax opinions at the time of each takedown.

         Response: The Registrant will file unqualified legal and tax opinions at the time of each takedown, which the Registrant understands to mean on or before the closing date.

7. Please note that your registration statement has been referred to the Division of Investment Management for review and additional comments may be forthcoming.

         Response: The  Registrant  notes the comment above and understands that
additional   comments  may  be  forthcoming  from  the  Division  of  Investment
Management.

8. It appears that the pooling and servicing agreement you have incorporated by reference does not comply with the new requirements in Exchange Act Rule 15d-18. Please advise and provide us with an updated agreement when available, marked to show changes made to comply with Regulation AB.

         Response: The Registrant will file an updated form of Trust Agreement qualified pursuant to a pre-effective amendment to the Registration Statement and will supplementally provide the Staff with a copy marked to show changes made to comply with Regulation AB as soon as available. There will be no separate pooling and servicing agreement as the Trust Agreement will be the operative document for each takedown from the Registration Statement.

Prospectus Supplement #1

General

9. Please include a table itemizing all fees and expenses to be paid or payable out of the cash flows from the pool assts. Refer to Item 1113(c). We suggest showing items paid out of the servicer's fee be shown with footnotes or indented or in some other fashion to provide a comprehensive picture of where the fees are going, if applicable. Also, please add this section to the table of contents.

         Response: The Registrant notes the comment above and has made the necessary change.


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Securities and Exchange Commission
August 14, 2006
Page 4 of 14

10. Please include a separately captioned section and disclose any legal proceedings pending against the sponsor, seller, servicer, depositor, trustees, issuing entity or other transaction parties that would be material to investors, if applicable. Refer to Item 1117 of Regulation AB.

         Response: The Registrant notes the comment above and has made the necessary change.

11. Please include a separately captioned section to disclose affiliations among parties. Refer to Item 1119 of Regulation AB.

         Response: The Registrant notes the comment above and has made the necessary change.

Cover

12. Please revise to provide bracketed placeholders indicating that you will identify the issuing entity on the cover page of the prospectus supplement. Refer to Item 1102(a) of Regulation AB.

         Response: The Registrant notes the comment above and has made the necessary change.

13. We note the three bullets under the heading "The Certificates." Please revise to include a placeholder for disclosure specifying the category of pooled securities, such as asset-backed or debt securities.

         Response: The Registrant notes the comment above and has made the necessary change.

14. Please revise the cover to include a placeholder specifying the credit enhancement that will be used in the offering.

         Response: The Registrant notes the comment above and has made the necessary change.

15.      Please also identify the distribution   frequency  and  first  expected
distribution date for the Certificates. Refer to Item 1102(g) of Regulation AB.

         Response: The Registrant notes the comment above and has made the necessary change.

16. Please refer to Item 1102(d) of Regulation AB and revise the cover page to indicate that the securities are the obligations of the issuing entity only, rather than the trust.

         Response: The securities will be obligations of the trust. The trust will be the issuing entity for purposes of Regulation AB.


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Securities and Exchange Commission
August 14, 2006
Page 5 of 14


Table of Contents, page S-5

17.      Please consider expanding your table of contents.

         Response: The Registrant notes the comment above and has made the necessary change.

Summary, page S-7

18. Please provide a brief summary of circumstances when pool assets can be added, removed, or substituted in an appropriate section of the summary, if applicable. Refer to Item 1103(a)(6) of Regulation AB.

         Response: The Registrant notes the comment above and has made the necessary change.

19. Please provide a brief summary of the servicer fees and the source and distribution priority of those fees. See Item 1103(a)(7) of Regulation AB.

         Response: The Registrant notes the comment above and has made the necessary change.

20. Please provide a graphic illustration(s) of the flow of funds and payment priorities and allocations, including any support features, in order to assist investors in understanding the payment flow on all classes of issued notes. Refer to item 1103(a)(3)(vi) of Regulation AB.

         Response: The Registrant notes the comment above and has made the necessary change.

Issuing Entity, page S-8

21. Please revise to clarify that the trust, and not SOC and/or the trustee, is the issuing entity.

         Response: The Registrant notes the comment above and has made the necessary change.

Subordination, page S-11

22. Please provide a brief summary of how losses not covered by credit enhancement will be allocated to the securities. See Item 1103(a)(3)(ix) of Regulation AB.

         Response: The Registrant notes the comment above and has made the necessary change.

Underlying Securities Guarantor, page S-13


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Securities and Exchange Commission
August 14, 2006
Page 6 of 14

23.      Please tell us why the guarantee does not need to be registered.

         Response: As set forth in the disclosure, the financial guaranty policy will be between the institution which issues the policy and the Trustee and will not run directly to Certificateholders. Certificateholders will have no right to directly enforce the policy or any terms thereof. Accordingly, it is our view that the financial guaranty policy will not constitute a separate security within the meaning of Section 2(a)(1) of the Securities Act, but instead operates as a credit enhancement feature of the Certificates. To the extent the financial guaranty policy were viewed as a separate security, we believe that the financial guaranty policy would be an exempted security pursuant to Section 3(a)(8) of the Securities Act to the extent issued by a corporation subject to the supervision of the insurance commissioner, bank commissioner or any agency or officer performing like functions, of any state or territory of the United States of the District of Columbia.

Other Deposited Assets and Credit Support, page S-16

24. Please include bracketed placeholders to confirm that you will identify any third parties providing credit support for 10% or more of the pool assets.

         Response: The Registrant notes the comment above and has made the necessary change.

25. Please revise to name all types of credit enhancements contemplated. Delete language such as "hedging contracts," "other basis swaps" and "describe any credit derivatives." We view this as catch-alls. All types of credit support should be described in the base prospectus.

         Response: The Registrant notes the comment above and has made the necessary change.

Trustee and Servicer, page S-16

26. Please add a placeholder confirming that you will identify in the summary additional servicers and sub-servicers if they represent 10% or more of the pool assets. Refer to Item 1108(a)(2)(i)-(iv) of Regulation AB.

         Response: The Registrant notes the comment above and has made the necessary change.

Sponsor and Depositor, page S-18

27. Please provide Item 1104 information for SOC in an appropriate place or provide bracketed form of disclosure. Refer to Items 1104 and 1106 of Regulation AB.

         Response: The Registrant notes the comment above and has made the necessary change.


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Securities and Exchange Commission
August 14, 2006
Page 7 of 14

Description of Deposited Assets, page S-18

28. Refer to the last paragraph. Please describe all hedging contracts in the base and clarify here that credit enhancements are limited to those described in the base. Please delete or "other security pledged to support the Underlying Securities."

         Response: The Registrant notes the comment above and has made the necessary change.

29.      In an appropriate place, please add bracketed disclosure indicating the
significant   percentage  of  a  derivative.   Refer  to  Item   1115(a)(4)  and
Introduction to Item 1115.

         Response: The Registrant notes the comment above and has made the necessary change.

Description of Credit Support, page S-28

30. Please provide bracketed disclosure regarding providing financial information if an entity is liable or contingently liable to provide payments representing 10% or more of the cash flow of any offered class of the asset-backed securities. Refer to Item 1114(b) of Regulation AB.

         Response: The Registrant notes the comment above and has made the necessary change.

Additional Underlying Securities and Certificates, page S-35

31. Please confirm that additional issuances contemplated at a later date will be registered at this time or conducted in a transaction exempt from the federal securities laws. Please tell us how the addition of additional Underlying Securities is consistent with the requirement that the asset pool be discrete.

         Response: The Registrant confirms that any additional issuances contemplated at a later date will be offered and sold pursuant to the Registration Statement (or any subsequently filed registration statement) or conducted in a transaction exempt from the federal securities laws.

         Item 1101(c)(3)(i) of Regulation AB provides that, notwithstanding the requirement in Item 1101(c)(1) that an asset pool be a "discrete" pool of assets, an asset pool will be considered to be discrete for purposes of being considered an "asset-backed security" where "[t]he offering related to the securities contemplates adding additional assets to the pool that backs such securities in connection with future issuances of asset-backed securities backed by such pool." As disclosed in each of the base prospectus and prospectus supplement, the acquisition of additional of Underlying Securities by the Issuing Entity following the initial issuance of Certificates supported by the asset pool consisting of the original Underlying Securities will occur only in connection with a subsequent issuance of additional Certificates supported by an


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Securities and Exchange Commission
August 14, 2006
Page 8 of 14

expanded asset pool consisting of the original Underlying Securities and the additional Underlying Securities. We respectfully submit, therefore, that the requirement in the definition of "asset-backed security" that the asset pool be discrete is satisfied by virtue of Item 1101(c)(3)(i) of Regulation AB.


The Trustee and the Servicer, page S-39

32. Please provide bracketed disclosure indicating that you identify all affiliated and unaffiliated servicers (if represent 10% or more of the pool assets) or any other material servicer identified. See Item 1108(a)(2)(i) through (iv) of Regulation AB.

         Response: The Registrant notes the comment above and has made the necessary change.

Base Prospectus

Cover

33. Please revise the final bullet under "Each Trust" to clarify that the assets owned by each trust will be limited to the assets described in the base prospectus.

         Response: The Registrant notes the comment above and has made the necessary change.

Important Notice About Information Presented..., page 4

34. We note your disclosure that if any terms of the notes described in this prospectus vary from the terms described in the prospectus supplement, you should rely on information provided in the prospectus supplement. Please note that the disclosure in a prospectus supplement may enhance disclosure in the base prospectus, but should not contradict it. Please revise accordingly.

         Response: The Registrant notes the comment above and has made the necessary change.

Maturity and Yield Considerations, page 12

35.      Please tell us what you mean by "extendable securities."

         Response: Extendable securities are fixed income securities which have a maturity date that may be extended to a later date by the issuer of the security. The extendable security will set forth the maximum length of extension.

Floating Rate Certificates, page 17


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Securities and Exchange Commission
August 14, 2006
Page 9 of 14

36. We note that payments of interest on principal will vary based on performance of an "index." Please confirm to us that in no eventuality will you use an "index" which is not an index of interest rates for debt, e.g., a commodities or stock index. Refer to Section III.A.2a of the Regulation AB adopting release (SEC Release No. 33-8518). We also note your reference at page 17 in the base prospectus referring to "such other Base Rate."

         Response: The Registrant confirms the indexes will be interest rate or other indexes permitted under the securities laws, regulations and rules thereunder or guidelines provided by the Commission. The Registrant will not use an "index" which is not an index of interest rates for debt, e.g., a commodities or stock index. For these purposes, Registrant understands the term "index of interest rates for debt" to mean an index, such as an index based on a Commercial Paper Reference Rate, LIBOR, the Federal Funds Rate, CD Rate or a Treasury Reference Rate (as each is described in the base prospectus), which is recognized in the market as associated with determining a rate of interest on debt instruments.


Default on Underlying Securities and Remedies,  page 20

37. Please delete item (iii) or revise to describe the other types of action that may be taken in response to a default.

         Response: The Registrant notes the comment above and has made the necessary change.

Description of Deposited Assets and Credit Support, page 23

38. Please expand your disclosure to explain how you will comply with Rule 190 under the Securities Act.

         Response: The Registrant notes the comment above and has made the necessary change.

39. Please explain to us what you mean by a "designated security." Are you anticipating a situation when the certificates are not backed by a pool of securities? We note your disclosure on the cover page that says that each trust will own "a security or pool of securities." Please advise.

         Response: "Designated Securities" are certain assets of the trust which may be beneficially owned solely by or deposited solely for the benefit of one class or a group of classes. Other classes will not possess any beneficial ownership interest in, or be cross-collateralized by such "designated securities".


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Securities and Exchange Commission
August 14, 2006
Page 10 of 14

40. We note the underlying securities may be issued by foreign private issuers. Please add bracketed disclosure indicating that you will provide the disclosure required by Item 1100(e) under Regulation AB.

         Response: The Registrant notes the comment above and has made the necessary change.

Underlying Securities, page 25

Trust Preferred Securities, page 25

41. Please tell us if these or term Trust Preferred Securities. Do they convert to cash at a certain point?

         Response: Yes, these are Trust preferred securities and, as such, will convert to cash at a certain point.

Asset-Backed Securities, page 25

42. Please include disclosure on Items 1104-1115 and 1117 and 1119 of Regulation AB for any asset-backed issuer representing 10% or more of the asset pool. Refer to Item 1112 of Regulation AB and Section III.B.7. of the Adopting Release for Regulation AB. Include bracketed disclosure, if appropriate.

         Response: The Registrant notes the comment above and has made the necessary change.

43.      Please delete "other assets that produce streams of payments."

         Response: The Registrant notes the comment above and has made the necessary change.

Multilateral Bank Issuers, page 28

44. Please delete these or tell us how you can comply with Item 1112 of Regulation AB.

         Response: The Registrant notes the comment above and has made the necessary change.


Principal Economic Terms of Concentrated Underlying Securities, page 30

45. Please refer to the seventh bullet point. Please confirm to us that in no eventuality will the rate at which the Underlying Securities bear interest be an index which is not an index of interest rates for debt, e.g., a commodities or stock index.


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Securities and Exchange Commission
August 14, 2006
Page 11 of 14

         Response: Please refer to our response to item 36 above.

46.      Please delete the last bullet point.

         Response: The   Registrant  notes  the  comment  above and has made the
necessary change.

Publicly Available Information, page 32

47. Please expand your disclosure to explain how you will comply with Item 1112(b) here or add bracketed disclosure to the prospectus supplement.

         Response: The Registrant notes the comment above and has made the necessary change.

Other Deposited Assets, page 32

48. Please delete "or to some other asset deposited in the trust, including hedging contracts and other similar arrangements." All assets should be described in the base, including any "hedging contracts." Similarly, name and describe all contemplated credit derivatives.

         Response: The Registrant notes the comment above and has made the necessary change.

49.      Refer  to  the   second   paragraph. Please  delete  "Unless  otherwise
specified in the related prospectus" or advise.

         Response: The Registrant notes the comment above and has made the necessary change.

Credit Support, page 32

50. Please delete the catch-all in the first paragraph, "or any other means described in the applicable prospectus supplement." All forms of credit support should be described in the base prospectus. Similarly delete "or as otherwise specified in the related prospectus supplement" in the second paragraph.

         Response: The Registrant notes the comment above and has made the necessary change.

51. We note the last sentence of the first full paragraph on page 33. Please discuss the types of credit support which would be reimbursable out of the flow of funds. Please explain to us how this feature will work.

         Response: The Registrant intends that credit support to be acquired by the Issuing Entity will include a letter of credit, a surety bond, or
one   or   more     interest    rate    or    currency        swaps,       caps,


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Securities and Exchange Commission
August 14, 2006
Page 12 of 14

floors, collars puts or calls. The precise terms, conditions and operational provisions of the such credit support will vary from transaction to transaction. Accordingly, Registrant has added bracketed language to the prospectus supplement indicating that it will describe the material terms, conditions and operational provisions of any credit support which may apply to a particular Series.

52. We note your disclosure regarding "options" on page 14 of the base prospectus. Please note that all types of credit support must be described in the base prospectus. Also, please tell us how the options will meet the definition of an asset-backed security.

         Response: The Registrant notes that any put or call which is deposited with, or entered into by, the Trust will be designed to assure the servicing or timely distribution of proceeds to Certificateholders. It is anticipated that any put will be entered into by the Issuing Entity in order to protect the Issuing Entity from a decline in the market value of the Underlying Securities. By having the ability to put the Underlying Securities at par plus accrued interest, the Issuing Entity would ensure that there are sufficient proceeds from the exercise of the put to enable it to redeem the Certificates at par plus accrued interest, notwithstanding the possibility that at the time of the put exercise, the value of the Underlying Securities may be less than par plus accrued interest. Accordingly, the put will be designed to assure the servicing or timely distribution of proceeds to Certificateholders within the meaning of Rule 3a-7(b)(1) under the Investment Company Act. The Issuing Entity will automatically exercise the put upon the occurrence of certain events specified in the related prospectus supplement (e.g., where the Underlying Securities may be outstanding on the final scheduled distribution date with respect to the Certificates), unless otherwise instructed by the Certificateholders, if the market value of the Underlying Securities is less than the par value of the Underlying Securities plus accrued interest thereon.

53. Similarly, please add a section discussing any derivatives that you may use in connection with this registration statement. Your discussion should identify each derivative and discuss how it operates. Swaps should be limited to interest rate or currency swaps or tell us how other anticipated swaps meet the definition of asset-backed security. Please revise throughout.

         Response: The Registrant notes the comment above and has made the necessary change.

54.      Please  revise  the  prospectus  to  delete  reference   to     "credit
derivatives." We view this as a catch-all.

         Response: The Registrant notes the comment above and has made the necessary change.

Retained Interest, page 37

55. Supplementally tell us how the retained interests referred to in this disclosure will be structured. Identify what categories of parties may
own          the           retained      interests       and     describe    how


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Securities and Exchange Commission
August 14, 2006
Page 13 of 14

such interests would be retained or granted. For example, will the holder of the retained interest own a class of securities in the trust that establishes their right to the "retained interest" payments? Currently, it appears that you intend to split the interest in the underlying asset into two rights prior to closing: the retained interest and the remainder interest in the asset, which will be deposited into the pool. If so, supplementally provide us with a detailed analysis as to how this creation of new interests (and resale of the remainder interest) complies with Rule 190. Revise your disclosure, accordingly.

         Response: The Registrant does not intend to split the interest in the underlying asset into two separate rights prior to closing. Rather, it is contemplated that the holder of the retained interest will own an interest in the Trust which will entitle the holder thereof to any residual or excess cash flow generated by the Trust to the extent available for distribution after all other required payments and distributions have been made by the Trust. The retained interest may be, but is not required to be, evidenced by a certificate. The precise structure of the retained interest will be determined on a transaction by transaction basis. There is no restriction on who may hold the retained interest. Consistent with Item 1113(d)(1) of Regulation AB, the Prospectus Supplement will identify the holder of the retained interest if such holder is affiliated with the Depositor or other transaction parties listed in
Item 1113(d)(1). It is not expected that the holder of the retained interest will have rights that may alter the transaction structure beyond receipt of residual or excess cash flows. The Registrant has revised the disclosure, accordingly.

Reports to Certificateholders; Notices, page 40

56. Please revise to confirm that your reports to certificateholders will include all material information set forth in Item 1121 of Regulation AB.

         Response: The Registrant notes the comment above and confirms that all reports to certificateholders will include all material information set forth in
Item 1121 of Regulation AB.

Securities and Exchange Commission
August 14, 2006
Page 14 of 14


         If you have any questions regarding this response letter, please do not hesitate to call me at (212) 506-5041 or Craig Stearns at (212) 506-3780.


         Thank you.


                                         Sincerely yours,

                                         /s/ Al B. Sawyers
                                         --------------------------
                                         Al B. Sawyers